Divestiture and discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Divestiture and discontinued operations

Classification as discontinued operations of the QuoVadis Group

On December 21, 2018 the Group signed a sale and purchase agreement (the “SPA”) to sell WISeKey (Bermuda) Holding Ltd and its affiliates to Digicert Inc, excluding the ISTANA product line. The group subsidiaries making up the QuoVadis Group in scope for the sale were WISeKey (Bermuda) Holding Ltd, QuoVadis Trustlink Schweiz AG, WISeKey (UK) Ltd, QuoVadis Trustlink BVBA, QuoVadis Trustlink BV, QV BE BV, QuoVadis Trustlink GmbH, QuoVadis Services Ltd, and QuoVadis Ltd.

The completion of the sale was conditional on: (i) the release of liens on QuoVadis companies held by ExWorks; (ii) consent from Edmund Gibbons Ltd, the joint venture partner holding 49% of QuoVadis Services Ltd; (iii) consent from the Bermuda Monetary Authority; and (iv) consent from the Regulatory Authority in Bermuda (the “RAB”) (the “RAB Consent”) to the change in ultimate beneficial ownership of QuoVadis Services Ltd, being the entity holding the Communications Operating Licence in Bermuda. The SPA states that should the RAB Consent not have been obtained when the other completion conditions are satisfied, WISeKey or Digicert Inc may require to complete the transaction except for QuoVadis Services Ltd, in which case the transfer of ownership of all QuoVadis entities to Digicert Inc would occur except for the shares held by WISeKey (Bermuda) Holding Ltd in QuoVadis Services Ltd which would be transferred to WISeKey International Holding AG until the RAB Consent is obtained.

We assessed the SPA under ASC 205 and concluded that the operation met the requirement to be classified as held for sale and as such qualifies as a discontinued operation from the date of the SPA, December 21, 2018. In line with ASC 205-20-45-3A and ASC 205-20-45-10 respectively, we reported the results of the discontinued operations as a separate component of income for the years 2019, 2018, and 2017, and we classified their assets and liabilities separately as held for sale in the balance sheet for the year to December 31, 2018.

No gain or loss on classification as held for sale was recorded in 2018.

The table below shows the reconciliation of the major classes of line items constituting income / (loss) on discontinued operations to the income / (loss) on discontinued operations reported in discontinued operations in the income statement:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Net sales from discontinued operations	1,934	19,412	9,404
Cost of sales from discontinued operations	(791)	(6,196)	(4,516)
Gross profit	1,143	13,216	4,888

Other operating income	-	28	-
Research & development expenses	(121)	(2,801)	(2,047)
Selling & marketing expenses	(142)	(2,826)	(1,795)
General & administrative expenses	(337)	(10,509)	(6,544)

Non-operating income	36	62	7
Non-operating expenses	(103)	(2,676)	(2,772)
Gain / (loss) on debt extinguishment	(1,093)	-	(6,511)
Interest and amortization of debt discount	(41)	(1,056)	(958)
Gain on disposal of a business	31,100	-	-
Total operating and non-operating expenses from discontinued operations	29,299	(19,778)	(20,620)
Income / (loss) from discontinued operations before income tax	30,442	(6,562)	(15,732)

Income tax (expense) / recovery from discontinued operations	42	205	1,108
Income / (loss) on discontinued operations	30,484	(6,357)	(14,624)
Less: Net income on discontinued operations attributable to noncontrolling interests	58	309	82
Net income / (loss) on discontinued operations attributable to WISeKey International Holding AG	30,426	(6,666)	(14,706)

The depreciation charge from discontinued operations for the years 2018 and 2017 was respectively USD 581,757 and USD 481,467. In line with ASC 205, the depreciation of property, plant and equipment from discontinued operations stopped on the day that they qualified as held for sale. As a result, we did not record any depreciation charge from discontinued operations for the year 2019.

The amortization charge from discontinued operations for the years 2018 and 2017 was respectively USD 1,587,895 and USD 1,953,606. In line with ASC 205, the amortization of intangible assets from discontinued operations stopped on the day that they qualified as held for sale. As a result, we did not record any amortization charge from discontinued operations for the year 2019.

WISeKey considered guidance on allocation of interest to discontinued operations per ASC 205-20-45-6 to 205-20-45-8. In the year 2017, the Group secured an acquisition line of credit agreement with ExWorks with an annual interest rate of 12% (see note 24 for detail). The purpose of this line of credit was the acquisition of the QuoVadis group which was completed on April 03, 2017. Although the debt and interest on debt will not be assumed by Digicert Inc nor is required to be repaid upon disposal, we have assessed that the amount of debt and related interest contracted for the acquisition of the QuoVadis Group is not directly attributable to or related to other operations of WISeKey, and elected to allocate those interests relating to the debt to acquire QuoVadis to discontinued operations. We reviewed the method of allocation based on net assets proposed under ASC 205-20-45-7 and considered that such allocation would not provide meaningful results because it would spread the interest onto other operations of the entity to which the interest is not directly attributable or related. Therefore, WISeKey further elected to apply ASC 205-20-45-8 and to allocate interest to the discontinued operations based on the debt that can be identified as specifically attributed to the operations of QuoVadis.

The interest amounts allocated to and included in discontinued operations were respectively USD 1,233,324, USD 3,602,553 and USD 9,903,009 for the years 2019, 2018 and 2017.

In previous annual and interim reports, the results of the discontinued operations were included in the mPKI segment.

The table below shows the total operating, investing and financing cash flows of the discontinued operation:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Net cash provided by (used in) operating activities	783	(6,164)	(6,526)
Net cash provided by (used in) investing activities	-	1,245	(440)
Net cash provided by (used in) financing activities	-	3,678	18,592

There were no significant operating and investing noncash items from discontinued operations in the years 2019, 2018 and 2017.

Divestiture of the QuoVadis Group

The sale was completed on January 16, 2019, when all QuoVadis entities except QuoVadis Services Ltd were transferred to Digicert Inc. The transfer of ownership of QuoVadis Services Ltd was conditional on receiving the consent from the Regulatory Authority in Bermuda (the “RAB”) (the “RAB Consent”) to the change in ultimate beneficial ownership of QuoVadis Services Ltd, being the entity holding the Communications Operating Licence in Bermuda. The RAB Consent was obtained in February 2019 and the transfer of ownership of QuoVadis Services Ltd from WISeKey to Digicert Inc. was effective on February 28, 2019. We assessed the SPA under ASC 810-10-40-6 and concluded that the terms and conditions of the SPA met the definition to account for the sale as a single transaction effective on January 16, 2019.

The purchase price set in the SPA was USD 45,000,000 to be split USD 40,500,000 at completion of the sale and USD 4,500,000 to be paid into an escrow account used for the settlement of any post-completion claims and released in an amount up to USD 2,500,000 on the first anniversary of the completion and the remaining amount on the second anniversary of completion. The net purchase price of USD 35,839,960 paid to WISeKey was adjusted for the following items: (a) all accounts payable items and other liability items due for payment on or before December 31, 2018 were paid in full; (b) the QuoVadis Group companies was transferred free of indebtedness including any loan with WISeKey; and (c) the equivalent of USD 4,000,000 in cash in aggregate was retained in the bank accounts of the QuoVadis companies.

ISTANA-related contracts and rights were transferred to WISeKey SA prior to December 31, 2018.

The table below shows the reconciliation of the cash inflow from divestiture presented in the consolidated statement of cash flows to the net purchase price:

USD'000
Net cash inflow from divestiture	40,919
Less:	-
Payment of all accounts payable items and other liability items due for payment on or before December 31, 2018	(6,541)
Debt repayment	(869)
Plus:
Net assets divested	2,331
Net purchase price	35,840

The gain from divestiture recorded in the reporting period is USD 31,099,632, shown as a separate line within discontinued operations in the income statement.

WISeKey did not have any involvement with the QuoVadis Group or Digicert Inc after it had been deconsolidated. Digicert Inc was not and is not a related party of WISeKey, and neither the QuoVadis Group nor Digicert Inc are related parties to WISeKey after the deconsolidation.